Equity-Based Compensation - Range of Assumptions Used to Value Options Granted (Detail) - 2degrees - Employee Stock Option	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	27.50%
Expected term (in years)	4 years 9 months 18 days
Risk free interest rate	1.03%
Expected dividend yield	0.00%